Expense Example - Tuttle Capital IBIT 0DTE Covered Call ETF [Member]	Sep. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 315